PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROJECT ASSETS
Project assets - Development costs, including acquisition and land	$ 907,526	$ 651,920
Project assets - EPC and other construction costs	376,736	205,666
Total project assets	1,284,262	857,586
Current portion	394,376	280,793
Non-current portion	889,886	576,793
Impairment loss of project assets	33,052	16,239	$ 1,674
Interest capitalized - project assets	$ 38,456	$ 27,676	$ 26,439